NEW ACCOUNTING PRONOUNCEMENTS ASU 2016-09 (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess Tax Benefit from Share-based Compensation	$ 5
Net Cash Provided by (Used in) Operating Activities	555	$ 328	$ 420
Net Cash Provided by (Used in) Financing Activities	(335)	1,425	(29)
Accounting Standards Update 2016-19 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment recorded to retained earnings	$ 6
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities		15	4
Net Cash Provided by (Used in) Financing Activities		(15)	(4)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities		313	416
Net Cash Provided by (Used in) Financing Activities		$ 1,440	$ (25)